Significant Events	12 Months Ended
Dec. 31, 2021
Significant Events [Abstract]
SIGNIFICANT EVENTS

NOTE 02

SIGNIFICANT EVENTS

As of December 31, 2021, the following significant events have occurred and affected the Bank’s operation and Consolidated Financial Statements.

a)	The Board

On March 30, 2021, in an extraordinary session of the Board of Directors, it was agreed to summon an Ordinary Shareholders Meeting scheduled for April 29, 2021 with the intention to propose a new distribution of profits and payment of dividends equivalent to 60% of the retained earnings as of December 31, 2020 equivalent to $ 1.64751729 per share and to propose that the remaining 40% of the profits for the fiscal year to be destined to increase the Bank’s reserves.

b)	Shareholders’ meeting

At the Ordinary Shareholders’ Meeting of Banco Santander-Chile held on April 29, 2021, along with the approval of the Consolidated Financial Statements for 2020, the shareholders agreed to distribute 60% of the net profits for the year (“Profit attributable to equity holders of the Bank”), which amounted to $517,447 million. Those profits represent a dividend of $1.64751729 Chilean pesos for each share. Likewise, the Board approved that the remaining 40% of the profits will increase the Bank’s reserves.

Nomination of external auditors: the members approved PricewaterhouseCoopers Consultores Auditores SpA as external auditors for the 2021 financial year.

c)	Laws and Standards

Chilean Central Bank

The Central Bank of Chile announced on January 27, 2021, the beginning of a third phase of its FCIC program (FCIC3). This new phase is aimed at: (i) completing the engaged execution of this monetary policy instrument, and (ii) deepening and extending commercial loans due to the extension of the sanitary emergency and the requirement to support the country’s economic reactivation process, answering to current financial requirements of the companies, complementing the recently issued Fogape-Reactiva program. FCIC 3 became effective on March 1, 2021 with a limit of US$ 2 billion per bank.

Ministry of Finance

The Fogape Reactiva program is a new economic support measure that includes financing for working capital, investment and refinancing for SMEs until December 31, 2021.

Others

On April 13, 2021, Law No. 21,314 was published in the Official Gazette, which, among other matters, establishes new transparency requirements and reinforces the responsibilities of market agents. The law requires that companies that issue public offering securities must publish, at least 30 days in advance, the date of issuance of the next financial statements, whether annual or quarterly. The Bank fulfills this requirement by posting an advance notice on its website.

d)	Subsidiaries

On January 7, 2021, at the Extraordinary Shareholders’ Meeting of Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A., the shareholders resolved to pay the subscribed and unpaid entirety equity, for an amount of Ch$ 3,727 million. Santander Asesorias Financieras, made its payment in cash for an amount of Ch$ 800 thousand. Banco Santander-Chile made its payment in cash for an amount of Ch$ 38 million and also contributing assets valued at Ch$ 3,689 million.

On January 29, 2021, by Resolution N°704, the Council of the Financial Market Commission, approved the authorization of operation required by Sociedad Operadora de Tarjetas de Pago Santander Getnet Chile S.A. to operate as a bank support company and its registration in the Payment Card Operators record of this Institution.

On March 22, 2021, Getnet, through an Extraordinary Shareholders’ Meeting, agreed to modify the company’s bylaws with regard to the number of Directors, increasing the number from 3 to 5.

e)	Bonds issued at December 31, 2021

f.1 Senior bonds

As of December 31, 2021 the Bank has issued senior bonds for an amount of USD 193,000,000, JPY 22,000,000,00 and CHF150,000,000. The debt issuance information is included in Note 18.

Series	Currency	Term (annual)	Issuance rate (annual)	Issuance date	Amount	Maturity date
USD Bonds	USD	2 years and 10 months	0.71%	02-25-2021	50,000,000	12-28-2023
USD Bonds	USD	2 years and 11 months	0.72%	02-26-2021	100,000,000	01-26-2024
USD Bonds	USD	7 years	2.05%	06-09-2020	27,000,000	06-09-2028
USD Bonds	USD	5 years	1.64%	07-15-2021	16,000,000	07-15-2026
USD Bonds	USD	10 years	3.18%	10-21-2021	500,000,000	10-26-2031
Total	USD				693,000,000
Bonds	JPY	5 years	0.35%	05-13-2021	10,000,000,000	05-13-2026
Bonds	JPY	4 years	0.40%	07-12-2021	2,000,000,000	07-22-2025
Bonds	JPY	4 years	0.42%	07-13-2021	10,000,000,000	07-28-2025
Bonds	JPY	4 years and 5 months	0.48%	11-08-2021	3,000,000,000	05-18-2026
Total	JPY				22,000,000,000
CHF Bonds	CHF	6 years	0.33%	06-22-2021	150,000,000	06-27-2027
Total	CHF				150,000,000

f)	Others

At the Ordinary meeting held on June 22, 2021, the Board of Directors of the Bank agreed to participate in the capital increase of Transbank S.A. Thus, the Bank made a capital contribution for Ch$2,500 million on July 2021 and for Ch$4,999 million on September 2021.

On July 15, 2021, the Bank sold its equity stake in Banco Latinoamericano de Comercio Exterior (Bladex), whose book value was $136 million.

On October 21, 2021, Banco Santander Chile issued a perpetual bond in foreign markets, which contributed to satisfy our level 1 capital requirement (AT1). This perpetual bond was acquired by a related company for an amount of USD700.000.000 at a 4.625% interest rate. See note 24 f).